SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total	$ 7,521,447	$ 8,248,108	$ 7,991,103
HONG KONG
Segment Reporting Information [Line Items]
Total	3,791,344	5,129,366	5,441,765
TAIWAN
Segment Reporting Information [Line Items]
Total	3,730,103	3,118,742	2,549,338
Marketing Service [Member]
Segment Reporting Information [Line Items]
Total	7,521,129	8,114,980	7,991,103
Marketing Service [Member] | HONG KONG
Segment Reporting Information [Line Items]
Total	3,791,344	5,001,255	5,441,765
Marketing Service [Member] | TAIWAN
Segment Reporting Information [Line Items]
Total	3,729,785	3,113,725	2,549,338
Social Commerce [Member]
Segment Reporting Information [Line Items]
Total	318	133,128
Social Commerce [Member] | HONG KONG
Segment Reporting Information [Line Items]
Total		128,111
Social Commerce [Member] | TAIWAN
Segment Reporting Information [Line Items]
Total	318	5,017
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total
Corporate and Others [Member] | HONG KONG
Segment Reporting Information [Line Items]
Total
Corporate and Others [Member] | TAIWAN
Segment Reporting Information [Line Items]
Total